Shared-based Compensation (Summary Of Activity Under Stock Incentive Plans) (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding, beginning balance (in shares)	4,325,209	2,768,567	3,063,352
Granted (in shares)	5,288,675	2,578,105	794,757
Exercised (in shares)		(62,589)	(880,885)
Forfeited (in shares)	(623,987)	(858,556)	(201,397)
Expired (in shares)	(741,767)	(100,318)	(7,260)
Outstanding, ending balance (in shares)	8,248,130	4,325,209	2,768,567
Vested and expected to vest (in shares)	7,633,410
Exercisable (in shares)	1,826,250
Weighted Average Exercise Price
Outstanding, weighted average exercise price, beginning balance (in dollars per share)	$ 41.70	$ 51.56	$ 40.15
Granted, weighted average exercise price (in dollars per share)	10.42	35.45	77.27
Exercised, weighted average exercise price (in dollars per share)		31.19	30.93
Forfeited, weighted average exercise price (in dollars per share)	28.32	52.27	72.24
Expired, weighted average exercise price (in dollars per share)	40.29	60.71	45.20
Outstanding, weighted average exercise price, ending balance (in dollars per share)	22.79	$ 41.70	$ 51.56
Vested and expected to vest, end of period, weighted average exercise price (in dollars per share)	23.46
Exercisable, end of period, weighted average exercise price (in dollars per share)	$ 42.39
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding, weighted average remaining contractual term	7 years 10 months 13 days
Vested and expected to vest, weighted average remaining contractual term	7 years 9 months 4 days
Exercisable, weighted average remaining contractual term	3 years 11 months 27 days
Outstanding, aggregate intrinsic value	$ 493,979
Vested and expected to vest, aggregate intrinsic value	435,456
Exercisable, aggregate intrinsic value	$ 0